Commitments & Contingencies (Details) - USD ($)			3 Months Ended		10 Months Ended	12 Months Ended
	Oct. 31, 2023	Mar. 28, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Commitments & Contingencies [Line Items]
Proceeds from underwriting commission		$ 7,500,000
Gross proceeds				$ 57,500,000		$ 57,500,000
Deferred underwriting fee			3.50%			3.50%
Cash fee			$ 100,000			$ 100,000
Share issued, percentage			5.00%			5.00%
Accrued consulting service expenses			$ 600,000			$ 300,000
Consulting service expenses	$ 300,000
Underwriting Agreement [Member]
Commitments & Contingencies [Line Items]
Gross proceeds			$ 2,012,500
Over-Allotment Option [Member]
Commitments & Contingencies [Line Items]
Number of units issued (in Shares)		750,000	750,000			750,000
Purchase an aggregate of additional units (in Shares)		750,000
IPO [Member]
Commitments & Contingencies [Line Items]
Number of units issued (in Shares)		5,750,000
Percentage of deferred underwriting fee			2.00%			2.00%
Gross proceeds		$ 57,500,000	$ 1,150,000			$ 1,150,000
Generating gross proceeds						$ 2,012,500